Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000812015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 24, 2017
Prospectus Date	rr_ProspectusDate	Apr. 24, 2017